Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	$ 1,272
Disposal of assets
Balance, end of the year	1,222	1,272
Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	1,272
Disposal of assets
Balance, end of the year	980	1,272
Office and Computers
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	0
Disposal of assets
Balance, end of the year	242	0
Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	2,298	2,300
Additions	259
Disposal of assets	(142)
Currency translation adjustment		(2)
Balance, end of the year	2,415	2,298
Gross Carrying Amount | Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	2,298	2,300
Additions	0
Disposal of assets	(142)
Currency translation adjustment		(2)
Balance, end of the year	2,156	2,298
Gross Carrying Amount | Office and Computers
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	0	0
Additions	259
Disposal of assets	0
Currency translation adjustment		0
Balance, end of the year	259	0
Accumulated Depreciation and Amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(1,026)	(775)
Disposal of assets	85
Depreciation	(252)	(252)
Currency translation adjustment		1
Balance, end of the year	(1,193)	(1,026)
Accumulated Depreciation and Amortisation | Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	(1,026)	(775)
Disposal of assets	85
Depreciation	(235)	(252)
Currency translation adjustment		1
Balance, end of the year	(1,176)	(1,026)
Accumulated Depreciation and Amortisation | Office and Computers
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of the year	0	0
Disposal of assets	0
Depreciation	(17)	0
Currency translation adjustment		0
Balance, end of the year	$ (17)	$ 0